Investments in Mortgage Revenue Bonds Investment in Bonds Narrative Tagging (Details)		3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
		Dec. 31, 2014 USD ($) Integer entities Unit		Mar. 31, 2014 USD ($) Unit	Mar. 31, 2013 USD ($) Unit	Jun. 30, 2014 USD ($) Unit	Jun. 30, 2013 USD ($) Unit	Sep. 30, 2014 USD ($) Unit	Dec. 31, 2014 USD ($) entities Unit		Dec. 31, 2013 USD ($) properties Unit		Dec. 31, 2012 USD ($) Unit	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2013 USD ($)	Dec. 31, 2010 USD ($)
Loans Receivable, Net		$ 15,990,439							$ 15,990,439		$ 15,102,229
Restructuring of Available-for-sale Securities						$ 5,500,000
Available-for-sale Securities, Fair Value Disclosure Held in Trust		378,423,092							378,423,092		216,371,801
Property loan receivable, gross		22,191,515							22,191,515		21,549,927
Available-for-sale Securities, at Par Value		409,506,066							409,506,066		299,841,918
Bond Purchase Commitment - Fair Market Value Adjustment - Asset		5,780,413							5,780,413		0
Available-for-sale Securities, Amortized Cost Basis, Held in Trust		$ 338,861,752							$ 338,861,752		$ 219,511,490
Adverse change rate		10.00%							10.00%
Number of Variable Interest Entities		4							4		6
Available-for-sale Securities, Gross Unrealized Loss									$ (19,582)		$ 2,434,964
Available-for-sale Securities, Amortized Cost Basis		$ 65,538,068							65,538,068		71,040,881
Available-for-sale Securities		70,601,045							70,601,045		68,946,370
Bond Purchase Commitment - Fair Market Value Adjustment - Liability		0							0		4,852,177
Contingent Interest Income									40,000		6,497,160		$ 0
Mortgage Loans on Real Estate, Write-down or Reserve, Amt									0		(4,557,741)		0
Payments to Acquire Available-for-sale Securities									142,794,827		148,624,000		$ 28,561,857
Available-for-sale Securities, Debt Securities		$ 4,616,565							4,616,565		4,075,953
Number of Available for Sale Securities | Integer		2
Available-for-sale Securities, Gross Realized Gain (Loss)									(2,413,713)		(651,849)
Debt financing		$ 345,359,000							$ 345,359,000		257,274,000
Effective rate - minimum [Member]
Effective rate		4.70%							4.70%
Effective rate - maximum [Member]
Effective rate		8.30%							8.30%
10% adverse [Member] | Effective rate - minimum [Member]
Effective rate		5.10%							5.10%
10% adverse [Member] | Effective rate - maximum [Member]
Effective rate		9.10%							9.10%
Available-for-sale Securities [Member] | 10% adverse [Member]
Available-for-sale Securities, Gross Unrealized Loss									$ 26,200,000
Trading Securities [Member]
Debt financing		$ 174,250,000							$ 174,250,000		$ 164,295,000
Glenview Apts [Member]
Number of Units in Real Estate Property | Unit		88							88
Available-for-sale Securities, Gross Unrealized Loss									$ 0
Available-for-sale Securities, Amortized Cost Basis		$ 6,723,000							6,723,000
Available-for-sale Securities		$ 6,723,000							$ 6,723,000
Montclair Apts [Member]
Number of Units in Real Estate Property | Unit		80							80
Available-for-sale Securities, Gross Unrealized Loss									$ 0
Available-for-sale Securities, Amortized Cost Basis		$ 3,458,000							3,458,000
Available-for-sale Securities		$ 3,458,000							$ 3,458,000
Santa Fe Apts [Member]
Number of Units in Real Estate Property | Unit		89							89
Available-for-sale Securities, Gross Unrealized Loss									$ 0
Available-for-sale Securities, Amortized Cost Basis		$ 4,736,000							4,736,000
Available-for-sale Securities		4,736,000							$ 4,736,000
Copper Gate [Member]
Number of Units in Real Estate Property | Unit											128
Available-for-sale Security, Maturity Date at a point in time									Dec. 01, 2029	[1]	Dec. 01, 2029
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[1]	5,783,656							$ 5,783,656
Available-for-sale Securities, at Par Value		5,220,000	[1]						5,220,000	[1]	$ 5,220,000
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	$ 5,220,000							$ 5,220,000
Available-for-sale Securities, Gross Unrealized Loss											252,648
Available-for-sale Securities, Amortized Cost Basis											$ 5,220,000
Debt Instrument, Interest Rate, Stated Percentage		6.25%	[1]						6.25%	[1]	6.25%
Available-for-sale Securities											$ 4,967,352
Tyler Park Apartments [Member]
Number of Units in Real Estate Property | Unit											88
Available-for-sale Securities, Gross Unrealized Loss											$ 526,601
Available-for-sale Securities, Amortized Cost Basis											8,100,000
Available-for-sale Securities											$ 7,573,399
Westside Village Market [Member]
Number of Units in Real Estate Property | Unit											81
Available-for-sale Securities, Gross Unrealized Loss											$ 403,400
Available-for-sale Securities, Amortized Cost Basis											5,400,000
Available-for-sale Securities											$ 4,996,600
The Palms at Premier Park [Member]
Number of Units in Real Estate Property | Unit											240
Available-for-sale Security, Maturity Date at a point in time									Jan. 01, 2050	[1]	Jan. 01, 2050
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[1]	$ 22,832,619							$ 22,832,619
Available-for-sale Securities, at Par Value		20,152,000	[1]						20,152,000	[1]	$ 20,152,000
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	$ 20,152,000							$ 20,152,000
Available-for-sale Securities, Gross Unrealized Loss											283,942
Available-for-sale Securities, Amortized Cost Basis											$ 20,152,000
Debt Instrument, Interest Rate, Stated Percentage		6.25%	[1]						6.25%	[1]	6.25%
Available-for-sale Securities											$ 19,868,058
The Suites on Paseo [Member]
Number of Units in Real Estate Property | Unit											384
Available-for-sale Security, Maturity Date at a point in time	[2]								Dec. 01, 2048		Dec. 01, 2048
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[2]	$ 38,643,691							$ 38,643,691		$ 35,747,498
Available-for-sale Securities, at Par Value	[2]	35,450,000							35,450,000		35,750,000
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]	$ 35,450,000							$ 35,450,000		$ 35,750,000
Debt Instrument, Interest Rate, Stated Percentage	[2]	6.25%							6.25%		6.25%
Vantage at Harlingen [Member]
Number of Units in Real Estate Property | Unit											288
Available-for-sale Security, Maturity Date at a point in time									Sep. 01, 2053		Oct. 01, 2053
Available-for-sale Securities, at Par Value		$ 6,692,000							$ 6,692,000		$ 6,692,000
Bond Purchase Commitment - Fair Market Value Adjustment - Asset		1,400,000							1,400,000
Available-for-sale Securities, Gross Unrealized Loss									0		211,735
Available-for-sale Securities, Amortized Cost Basis		$ 6,692,000							$ 6,692,000		$ 6,692,000
Debt Instrument, Interest Rate, Stated Percentage		9.00%							9.00%		9.00%
Available-for-sale Securities		$ 7,399,813							$ 7,399,813		$ 6,480,265
Bond Purchase Commitment - Fair Market Value Adjustment - Liability		1,700,000							1,700,000
Ohio Properties [Member]
Loans Receivable, Net		2,976,659							2,976,659		2,760,118
Property loan receivable, gross		2,390,447							2,390,447		2,361,447
Limited Partners' Contributed Capital					$ 6,500,000						6,500,000
Greens of Pine Glen [Member]
Available-for-sale Security, Maturity Date at a point in time													Oct. 01, 2047
Loans Receivable, Net		1,081,342							1,081,342		1,005,642
Property loan receivable, gross		850,000							850,000		876,000
Limited Partners' Contributed Capital											800,000		$ 961,000			$ 800,000
Available-for-Sale Securities, Asset Ownership													100.00%
TOB Financing					$ 5,800,000
Iona Lakes [Member]
Proceeds from Sale of Available-for-sale Securities						21,900,000					21,900,000
Contingent Interest Income						6,500,000					6,500,000
Mortgage Loans on Real Estate, Write-down or Reserve, Amt						$ 4,600,000					4,600,000
Dublin [Member]
Number of Units in Real Estate Property | Unit							156
Kingswood [Member] [Member]
Number of Units in Real Estate Property | Unit							129
Waterford [Member]
Number of Units in Real Estate Property | Unit							133
Avistar at the Oaks [Member]
Number of Units in Real Estate Property | Unit						156
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[2]										7,250,885
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]										8,354,000
Avistar on the Hills [Member]
Number of Units in Real Estate Property | Unit						129
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[2]										4,971,276
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]										5,389,000
Avistar in 09 [Member]
Number of Units in Real Estate Property | Unit						133
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[2]										6,603,746
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]										7,192,000
Renaissance Gateway [Member]
Number of Units in Real Estate Property | Unit							208
Available-for-sale Securities, Gross Unrealized Loss									0		16,964
Available-for-sale Securities, Amortized Cost Basis		12,675,000							12,675,000		7,975,000
Available-for-sale Securities		13,730,807							13,730,807		7,958,036
Bond Purchase Commitment - Fair Market Value Adjustment - Liability											$ 600,000
Avistar on the Boulevard [Member]
Number of Units in Real Estate Property | Unit					344			344
Avistar at Chase Hill [Member]
Number of Units in Real Estate Property | Unit					232			232
Avistar at the Crest [Member]
Number of Units in Real Estate Property | Unit					200			200
Avistar Portfolio [Member]
Loans Receivable, Net		290,966							290,966
Restructuring of Available-for-sale Securities						$ 4,700,000
Property loan receivable, gross		274,496							$ 274,496
Debt Instrument, Interest Rate, Stated Percentage						12.00%
Debt Instrument, Maturity Date						Jun. 26, 2024
Vantage at Judson [Member]
Number of Units in Real Estate Property | Unit													288
Available-for-sale Security, Maturity Date at a point in time									Feb. 01, 2053		Feb. 01, 2053		Feb. 01, 2053
Available-for-sale Securities, at Par Value		6,049,000							$ 6,049,000		$ 6,049,000
Available-for-sale Securities, Gross Unrealized Loss									0		190,423
Available-for-sale Securities, Amortized Cost Basis		$ 6,049,000							$ 6,049,000		$ 6,049,000
Debt Instrument, Interest Rate, Stated Percentage		9.00%							9.00%		9.00%		9.00%
Contingent Interest Percentage													3.00%
Available-for-sale Securities		$ 6,766,230							$ 6,766,230		$ 5,858,577
Forward Bond Commitment, Gross Unrealized Loss									$ (2,000,000)		$ 2,000,000
Arbors at Hickory Ridge [Member]
Available-for-sale Security, Maturity Date at a point in time									Dec. 01, 2049	[1]	Dec. 01, 2049	[2]
Loans Receivable, Net		217,311							$ 217,311		$ 204,243
Available-for-sale Securities, Fair Value Disclosure Held in Trust		13,363,236	[1]						13,363,236	[1]	11,801,899	[2]
Property loan receivable, gross		191,264							191,264		191,264
Available-for-sale Securities, at Par Value		11,450,000	[1]						11,450,000	[1]	11,450,000	[2]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust		$ 11,570,933	[1]						$ 11,570,933	[1]	$ 11,576,209	[2]
Debt Instrument, Interest Rate, Stated Percentage		6.25%	[1]						6.25%	[1]	6.25%	[2]
TOB Financing					$ 7,000,000
Pro Nova 1 and 2 [Member]
Debt Instrument, Maturity Date		Jul. 01, 2017
Discounted Purchase Price of Available-for-sale Security		99.00%							99.00%
TOB Financing		$ 18,000,000							$ 18,000,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		4.00%							4.00%
Pro Nova 2014-2 [Member]
Available-for-sale Security, Maturity Date at a point in time									May 01, 2025
Available-for-sale Securities, at Par Value		$ 10,000,000							$ 10,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.25%							5.25%
Debt Instrument, Maturity Date		May 01, 2025
Available-for-sale Securities, Held in Trust, at Par Value		$ 10,000,000							$ 10,000,000
Pro Nova 2014-1 [Member]
Available-for-sale Security, Maturity Date at a point in time									May 01, 2034
Available-for-sale Securities, at Par Value		$ 10,000,000							$ 10,000,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%							6.00%
Debt Instrument, Maturity Date		May 01, 2034
Available-for-sale Securities, Held in Trust, at Par Value		$ 10,000,000							$ 10,000,000
Heritage Square [Member]
Number of Units in Real Estate Property | Unit								204
Available-for-sale Securities, Gross Unrealized Loss									0
Available-for-sale Securities, Amortized Cost Basis		$ 11,705,000							11,705,000
Debt Instrument, Maturity Date		Sep. 01, 2051
Available-for-sale Securities		$ 12,814,125							$ 12,814,125
Bruton Apartments [Member]
Number of Units in Real Estate Property | Unit								264
Available-for-sale Security, Maturity Date at a point in time								Aug. 01, 2054
Debt Instrument, Interest Rate, Stated Percentage								6.00%
Available-for-sale Securities								$ 18,100,000
Live 929 Apartments [Member]
Number of Units in Real Estate Property | Unit						572
Settlement Liabilities, Current						$ 35,000,000
Available-for-sale Security, Maturity Date at a point in time						Jul. 01, 2049			Jul. 01, 2049	[2]
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[2]	44,693,484							$ 44,693,484
Available-for-sale Securities, at Par Value	[2]	40,245,000							40,245,000
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]	$ 40,895,739							$ 40,895,739
Debt Instrument, Interest Rate, Stated Percentage		5.78%	[2]			5.80%			5.78%	[2]
Available-for-sale Securities						$ 40,300,000
Payments to Acquire Available-for-sale Securities						5,300,000
Autumn Pines [Member]
Available-for-sale Security, Maturity Date at a point in time	[2]										Oct. 01, 2046
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[2]										$ 11,952,518
Available-for-sale Securities, at Par Value	[2]										13,110,000
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]										$ 12,147,873
Debt Instrument, Interest Rate, Stated Percentage	[2]										5.80%
Proceeds from Sale of Available-for-sale Securities						13,100,000
Available-for-sale Securities, Gross Realized Gain (Loss)						$ 900,000
Business Acquisition, Effective Date of Acquisition						Jun. 01, 2011
Harden Ranch [Member]
Number of Units in Real Estate Property | Unit				100
Decatur-Angle [Member]
Number of Units in Real Estate Property | Unit				302
Available-for-sale Security, Maturity Date at a point in time				Jan. 01, 2054					Jan. 01, 2054	[2]
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[2]	$ 23,919,540							$ 23,919,540
Available-for-sale Securities, at Par Value	[2]	23,000,000							23,000,000
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]	$ 23,000,000							$ 23,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.75%	[2]	5.80%					5.75%	[2]
Available-for-sale Securities				$ 23,000,000
Lost Creek [Member]
Available-for-sale Securities, Fair Value Disclosure Held in Trust											$ 17,626,172	[3]					$ 18,500,000
Available-for-sale Securities, Amortized Cost Basis, Held in Trust											$ 15,883,084	[3]					$ 15,900,000
Proceeds from Sale of Available-for-sale Securities				18,700,000		$ 18,700,000
Available-for-sale Securities, Gross Realized Gain (Loss)				$ 2,800,000
Avistar Portolio-2 [Member]
Loans Receivable, Net		$ 266,719							$ 266,719
Property loan receivable, gross		251,622							$ 251,622
Avistar Portfolio 1 and 2 [Member]
Loans Receivable, Net						526,000
Minimum [Member] | Vantage at Judson and Woodlynn Village [Member]
Unrealized Loss Position for Available-for-sale Securities									12 months
Series A [Member] | Glenview Apts [Member]
Available-for-sale Security, Maturity Date at a point in time									Dec. 01, 2031
Available-for-sale Securities, at Par Value		$ 4,670,000							$ 4,670,000
Debt Instrument, Interest Rate, Stated Percentage		5.75%							5.75%
Available-for-sale Securities		$ 4,700,000							$ 4,700,000
Series A [Member] | Montclair Apts [Member]
Available-for-sale Security, Maturity Date at a point in time									Dec. 01, 2031
Available-for-sale Securities, at Par Value		$ 2,530,000							$ 2,530,000
Debt Instrument, Interest Rate, Stated Percentage		5.75%							5.75%
Available-for-sale Securities		$ 2,500,000							$ 2,500,000
Series A [Member] | Santa Fe Apts [Member]
Available-for-sale Security, Maturity Date at a point in time									Dec. 01, 2031
Available-for-sale Securities, at Par Value		$ 3,065,000							$ 3,065,000
Debt Instrument, Interest Rate, Stated Percentage		5.75%							5.75%
Available-for-sale Securities		$ 3,000,000							$ 3,000,000
Series A [Member] | Concord Portfolio [Member]
Debt Instrument, Interest Rate, Stated Percentage		5.75%							5.75%
Debt Instrument, Maturity Date									Dec. 01, 2031
Series A [Member] | Tyler Park Apartments [Member]
Available-for-sale Security, Maturity Date at a point in time									Jan. 01, 2030	[1]	Jan. 01, 2030
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[1]	$ 6,420,060							$ 6,420,060
Available-for-sale Securities, at Par Value		6,075,000	[1]						6,075,000	[1]	$ 6,075,000
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	$ 6,075,000							$ 6,075,000
Debt Instrument, Interest Rate, Stated Percentage		5.75%	[1]						5.75%	[1]	5.75%
Available-for-sale Securities											$ 6,100,000
Series A [Member] | Westside Village Market [Member]
Available-for-sale Security, Maturity Date at a point in time									Jan. 01, 2030	[1]	Jan. 01, 2030
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[1]	$ 4,195,496							$ 4,195,496
Available-for-sale Securities, at Par Value		3,970,000	[1]						3,970,000	[1]	$ 3,970,000
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	$ 3,970,000							$ 3,970,000
Debt Instrument, Interest Rate, Stated Percentage		5.75%	[1]						5.75%	[1]	5.75%
Available-for-sale Securities											$ 4,000,000
Series A [Member] | Ohio Properties [Member]
Available-for-sale Security, Maturity Date at a point in time									Jun. 01, 2050	[3]	Jun. 01, 2050	[2]
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[3]	$ 16,851,034							$ 16,851,034		$ 14,498,000
Available-for-sale Securities, at Par Value		14,407,000	[3]						14,407,000	[3]	14,498,000	[2]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]	$ 14,407,000							$ 14,407,000		$ 14,498,000
Debt Instrument, Interest Rate, Stated Percentage		7.00%	[3]						7.00%	[3]	7.00%	[2]
Series A [Member] | Greens of Pine Glen [Member]
Available-for-sale Security, Maturity Date at a point in time									Oct. 01, 2047	[1]	Oct. 01, 2047	[2]
Available-for-sale Securities, Fair Value Disclosure Held in Trust		$ 9,371,119	[1]						$ 9,371,119	[1]	$ 7,860,075	[2]
Available-for-sale Securities, at Par Value		8,366,000	[1]						8,366,000	[1]	8,437,501	[2]	$ 8,515,000
Available-for-sale Securities, Amortized Cost Basis, Held in Trust		$ 8,366,000	[1]						$ 8,366,000	[1]	$ 8,437,501	[2]
Debt Instrument, Interest Rate, Stated Percentage		6.50%	[1]						6.50%	[1]	6.50%	[2]	6.50%
Series A [Member] | Dublin [Member]
Available-for-sale Securities							$ 5,900,000.0
Series A [Member] | Kingswood [Member] [Member]
Available-for-sale Securities							3,100,000
Series A [Member] | Waterford [Member]
Available-for-sale Securities							$ 5,500,000
Series A [Member] | Dublin, Kingswood and Waterford [Member]
Available-for-sale Security, Maturity Date at a point in time											Aug. 01, 2050
Debt Instrument, Interest Rate, Stated Percentage							6.00%
Series A [Member] | Avistar at the Oaks [Member]
Available-for-sale Security, Maturity Date at a point in time									Aug. 01, 2050	[1]	Aug. 01, 2050	[2]
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[1]	$ 8,669,622							$ 8,669,622
Available-for-sale Securities, at Par Value		7,800,000	[1]						7,800,000	[1]	$ 5,878,000	[2]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	$ 7,800,000							$ 7,800,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%	[1]						6.00%	[1]	6.00%	[2]
Available-for-sale Securities						7,800,000
Series A [Member] | Avistar on the Hills [Member]
Available-for-sale Security, Maturity Date at a point in time									Aug. 01, 2050	[1]	Aug. 01, 2050	[2]
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[1]	$ 6,132,520							$ 6,132,520
Available-for-sale Securities, at Par Value		5,389,000	[1]						5,389,000	[1]	$ 3,091,000	[2]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	$ 5,389,000							$ 5,389,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%	[1]						6.00%	[1]	6.00%	[2]
Available-for-sale Securities						5,400,000
Series A [Member] | Avistar in 09 [Member]
Available-for-sale Security, Maturity Date at a point in time									Aug. 01, 2050	[1]	Aug. 01, 2050	[2]
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[1]	$ 7,485,885							$ 7,485,885
Available-for-sale Securities, at Par Value		6,735,000	[1]						6,735,000	[1]	$ 5,482,000	[2]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	$ 6,735,000							$ 6,735,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%	[1]						6.00%	[1]	6.00%	[2]
Available-for-sale Securities						$ 6,700,000
Series A [Member] | Renaissance Gateway [Member]
Available-for-sale Security, Maturity Date at a point in time									Jun. 01, 2050
Available-for-sale Securities, at Par Value		$ 8,550,000					$ 8,600,000	4,700,000	$ 8,550,000		$ 3,900,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%					6.00%		6.00%
Series A [Member] | Avistar on the Boulevard [Member]
Available-for-sale Security, Maturity Date at a point in time									Mar. 01, 2050	[1]	Mar. 01, 2050	[2]
Available-for-sale Securities, Fair Value Disclosure Held in Trust		$ 18,943,599	[1]						$ 18,943,599	[1]	$ 12,453,488	[2]
Available-for-sale Securities, at Par Value		16,525,000	[1]						16,525,000	[1]	13,760,000	[2]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust		$ 16,525,000	[1]						$ 16,525,000	[1]	$ 13,760,000	[2]
Debt Instrument, Interest Rate, Stated Percentage		6.00%	[1]						6.00%	[1]	6.00%	[2]
Available-for-sale Securities					13,800,000			16,500,000
Series A [Member] | Avistar at Chase Hill [Member]
Available-for-sale Security, Maturity Date at a point in time									Mar. 01, 2050	[1]	Mar. 01, 2050	[2]
Available-for-sale Securities, Fair Value Disclosure Held in Trust		$ 11,196,800	[1]						$ 11,196,800	[1]	$ 8,109,248	[2]
Available-for-sale Securities, at Par Value		10,000,000	[1]						10,000,000	[1]	8,960,000	[2]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust		$ 10,000,000	[1]						$ 10,000,000	[1]	$ 8,960,000	[2]
Debt Instrument, Interest Rate, Stated Percentage		6.00%	[1]						6.00%	[1]	6.00%	[2]
Available-for-sale Securities					9,000,000			10,000,000
Series A [Member] | Avistar at the Crest [Member]
Available-for-sale Security, Maturity Date at a point in time									Mar. 01, 2050	[1]	Mar. 01, 2050	[2]
Available-for-sale Securities, Fair Value Disclosure Held in Trust		$ 11,119,692	[1]						$ 11,119,692	[1]	$ 7,460,215	[2]
Available-for-sale Securities, at Par Value		9,700,000	[1]						9,700,000	[1]	8,759,000	[2]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust		$ 9,700,000	[1]						$ 9,700,000	[1]	$ 8,759,000	[2]
Debt Instrument, Interest Rate, Stated Percentage		6.00%	[1]						6.00%	[1]	6.00%	[2]
Available-for-sale Securities					$ 8,800,000			$ 9,700,000
Series A [Member] | Avistar Portfolio [Member]
Available-for-sale Security, Maturity Date at a point in time					Mar. 01, 2050			Mar. 01, 2050
Debt Instrument, Interest Rate, Stated Percentage					6.00%			6.00%
Series A [Member] | Heritage Square [Member]
Available-for-sale Security, Maturity Date at a point in time									Sep. 01, 2051
Available-for-sale Securities, at Par Value		$ 11,185,000							$ 11,185,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%						6.00%	6.00%
Available-for-sale Securities								$ 11,200,000
Series A [Member] | Harden Ranch [Member]
Available-for-sale Security, Maturity Date at a point in time				Mar. 01, 2030					Mar. 01, 2030	[1]
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[1]	$ 7,471,421							$ 7,471,421
Available-for-sale Securities, at Par Value	[1]	6,960,000							6,960,000
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	$ 6,960,000							$ 6,960,000
Debt Instrument, Interest Rate, Stated Percentage		5.75%	[1]	5.80%					5.75%	[1]
Available-for-sale Securities				$ 7,000,000
Series A [Member] | Lost Creek [Member]
Available-for-sale Security, Maturity Date at a point in time											Jun. 01, 2041
Available-for-sale Securities, at Par Value											$ 18,090,000
Debt Instrument, Interest Rate, Stated Percentage											6.25%
Series A [Member] | Avistar Portolio-2 [Member]
Available-for-sale Security, Maturity Date at a point in time						Aug. 01, 2050
Debt Instrument, Interest Rate, Stated Percentage						6.00%
Series B [Member] | Glenview Apts [Member]
Available-for-sale Security, Maturity Date at a point in time									Dec. 01, 2016
Available-for-sale Securities, at Par Value		$ 2,053,000							$ 2,053,000
Debt Instrument, Interest Rate, Stated Percentage		5.50%							5.50%
Available-for-sale Securities		$ 2,000,000							$ 2,000,000
Series B [Member] | Montclair Apts [Member]
Available-for-sale Security, Maturity Date at a point in time									Dec. 01, 2016
Available-for-sale Securities, at Par Value		$ 928,000							$ 928,000
Debt Instrument, Interest Rate, Stated Percentage		5.50%							5.50%
Available-for-sale Securities		$ 1,000,000							$ 1,000,000
Series B [Member] | Santa Fe Apts [Member]
Available-for-sale Security, Maturity Date at a point in time									Dec. 01, 2016
Available-for-sale Securities, at Par Value		$ 1,671,000							$ 1,671,000
Debt Instrument, Interest Rate, Stated Percentage		5.50%							5.50%
Available-for-sale Securities		$ 1,700,000							$ 1,700,000
Series B [Member] | Concord Portfolio [Member]
Debt Instrument, Interest Rate, Stated Percentage		5.50%							5.50%					8.00%
Debt Instrument, Maturity Date									Dec. 01, 2016
Series B [Member] | Tyler Park Apartments [Member]
Available-for-sale Security, Maturity Date at a point in time									Jan. 01, 2016		Jan. 01, 2016
Available-for-sale Securities, at Par Value		$ 2,025,000							$ 2,025,000		$ 2,025,000
Available-for-sale Securities, Gross Unrealized Loss									(17,395)
Available-for-sale Securities, Amortized Cost Basis		$ 2,025,000							$ 2,025,000
Debt Instrument, Interest Rate, Stated Percentage		5.50%							5.50%		5.50%
Available-for-sale Securities		$ 2,007,605							$ 2,007,605		$ 2,000,000
Series B [Member] | Westside Village Market [Member]
Available-for-sale Security, Maturity Date at a point in time									Jan. 01, 2016		Jan. 01, 2016
Available-for-sale Securities, at Par Value		1,430,000							$ 1,430,000		$ 1,430,000
Available-for-sale Securities, Gross Unrealized Loss									(686)
Available-for-sale Securities, Amortized Cost Basis		$ 1,430,000							$ 1,430,000
Debt Instrument, Interest Rate, Stated Percentage		5.50%							5.50%		5.50%
Available-for-sale Securities		$ 1,429,314							$ 1,429,314		$ 1,400,000
Series B [Member] | Vantage at Harlingen [Member]
Debt Instrument, Interest Rate, Stated Percentage											6.00%
Series B [Member] | Ohio Properties [Member]
Available-for-sale Security, Maturity Date at a point in time									Jun. 01, 2050		Jun. 01, 2050
Available-for-sale Securities, at Par Value		3,573,430							$ 3,573,430		$ 3,583,590
Available-for-sale Securities, Gross Unrealized Loss									0		0
Available-for-sale Securities, Amortized Cost Basis		$ 3,573,430							$ 3,573,430		$ 3,583,590
Debt Instrument, Interest Rate, Stated Percentage		10.00%							10.00%		10.00%
Available-for-sale Securities		$ 4,241,972							$ 4,241,972		$ 3,734,454
Series B [Member] | Greens of Pine Glen [Member]
Available-for-sale Security, Maturity Date at a point in time									Oct. 01, 2047		Oct. 01, 2047	[2]
Available-for-sale Securities, at Par Value		945,638							$ 945,638		$ 948,291	[2]	$ 950,000
Available-for-sale Securities, Gross Unrealized Loss									0		0
Available-for-sale Securities, Amortized Cost Basis		$ 945,638							$ 945,638		$ 948,291
Debt Instrument, Interest Rate, Stated Percentage		9.00%							9.00%		12.00%	[2]	12.00%
Available-for-sale Securities		$ 1,321,841							$ 1,321,841		$ 1,137,880
Series B [Member] | Dublin [Member]
Available-for-sale Securities							$ 2,500,000
Series B [Member] | Kingswood [Member] [Member]
Available-for-sale Securities							2,300,000
Series B [Member] | Waterford [Member]
Available-for-sale Securities							$ 1,700,000
Series B [Member] | Dublin, Kingswood and Waterford [Member]
Available-for-sale Security, Maturity Date at a point in time											Sep. 01, 2050
Debt Instrument, Interest Rate, Stated Percentage							9.00%
Series B [Member] | Avistar at the Oaks [Member]
Available-for-sale Securities, Gross Unrealized Loss									0
Available-for-sale Securities, Amortized Cost Basis		554,000							554,000
Available-for-sale Securities		608,325				$ 600,000			608,325
Series B [Member] | Avistar in 09 [Member]
Available-for-sale Securities, Gross Unrealized Loss									0
Available-for-sale Securities, Amortized Cost Basis		457,000							457,000
Available-for-sale Securities		507,608				$ 500,000			$ 507,608
Series B [Member] | Renaissance Gateway [Member]
Available-for-sale Security, Maturity Date at a point in time									Jun. 01, 2050
Available-for-sale Securities, at Par Value		$ 1,250,000							$ 1,250,000		$ 1,300,000
Debt Instrument, Interest Rate, Stated Percentage		12.00%					12.00%		12.00%
Series B [Member] | Avistar on the Boulevard [Member]
Available-for-sale Securities, Gross Unrealized Loss									$ 0		255,222
Available-for-sale Securities, Amortized Cost Basis		$ 451,000							451,000		3,216,000
Available-for-sale Securities		524,851			$ 3,200,000			500,000	524,851		2,960,778
Series B [Member] | Avistar at Chase Hill [Member]
Available-for-sale Securities, Gross Unrealized Loss									0		159,117
Available-for-sale Securities, Amortized Cost Basis		965,000							965,000		2,005,000
Available-for-sale Securities		1,109,769			2,000,000			1,000,000	1,109,769		1,845,883
Series B [Member] | Avistar at the Crest [Member]
Available-for-sale Securities, Gross Unrealized Loss									0		134,912
Available-for-sale Securities, Amortized Cost Basis		759,000							759,000		1,700,000
Available-for-sale Securities		883,286			$ 1,700,000			$ 800,000	$ 883,286		$ 1,565,088
Series B [Member] | Avistar Portfolio [Member]
Available-for-sale Security, Maturity Date at a point in time					Apr. 01, 2050			Apr. 01, 2050	Apr. 01, 2050		Apr. 01, 2050
Available-for-sale Securities, at Par Value		$ 2,175,000							$ 2,175,000		$ 6,921,000
Debt Instrument, Interest Rate, Stated Percentage		9.00%			9.00%			9.00%	9.00%		9.00%
Series B [Member] | Vantage at Judson [Member]
Available-for-sale Securities, at Par Value		$ 26,700,000							$ 26,700,000
Debt Instrument, Interest Rate, Stated Percentage		0.00%							0.00%
Series B [Member] | Heritage Square [Member]
Available-for-sale Security, Maturity Date at a point in time								Oct. 01, 2051	Oct. 01, 2051
Available-for-sale Securities, at Par Value		$ 520,000							$ 520,000
Debt Instrument, Interest Rate, Stated Percentage		12.00%						12.00%	12.00%
Available-for-sale Securities								$ 500,000
Series B [Member] | Harden Ranch [Member]
Available-for-sale Security, Maturity Date at a point in time				Mar. 01, 2016					Mar. 01, 2016
Available-for-sale Securities, at Par Value		$ 2,340,000							$ 2,340,000
Available-for-sale Securities, Gross Unrealized Loss									(1,501)
Available-for-sale Securities, Amortized Cost Basis		$ 2,340,000							$ 2,340,000
Debt Instrument, Interest Rate, Stated Percentage		5.50%						5.50%	5.50%						8.00%
Available-for-sale Securities		$ 2,338,499		$ 2,300,000					$ 2,338,499
Series B [Member] | Avistar Portolio-2 [Member]
Available-for-sale Security, Maturity Date at a point in time						Sep. 01, 2050			Sep. 01, 2050		Sep. 01, 2050	[2]
Available-for-sale Securities, at Par Value		$ 1,011,000							$ 1,011,000		$ 6,484,000	[2]
Debt Instrument, Interest Rate, Stated Percentage		9.00%				9.00%			9.00%		9.00%	[2]
Series B [Member] | Minimum [Member] | Vantage at Harlingen [Member]
Available-for-sale Securities, at Par Value											$ 18,000,000
Series B [Member] | Maximum [Member] | Vantage at Harlingen [Member]
Available-for-sale Securities, at Par Value											24,700,000
Series A and B [Member] | Renaissance Gateway [Member]
Available-for-sale Security, Maturity Date at a point in time							Jun. 01, 2030
Series C [Member] | Vantage at Harlingen [Member]
Available-for-sale Securities, at Par Value											$ 6,700,000
Debt Instrument, Interest Rate, Stated Percentage											9.00%
Available-for-sale Securities											$ 6,700,000
Series C [Member] | Dublin, Kingswood and Waterford [Member]
Available-for-sale Security, Maturity Date at a point in time											Sep. 01, 2050
Available-for-sale Securities, at Par Value							$ 831,000
Debt Instrument, Interest Rate, Stated Percentage							9.00%
Series C [Member] | Renaissance Gateway [Member]
Available-for-sale Security, Maturity Date at a point in time							Jun. 01, 2015		Jun. 01, 2015
Available-for-sale Securities, at Par Value		$ 2,875,000					$ 2,900,000		$ 2,875,000
Debt Instrument, Interest Rate, Stated Percentage		12.00%					12.00%		12.00%
Series C [Member] | Avistar Portfolio [Member]
Available-for-sale Security, Maturity Date at a point in time					Apr. 01, 2050			Apr. 01, 2050			Apr. 01, 2050
Available-for-sale Securities, at Par Value					$ 804,000			$ 804,000			$ 804,000
Debt Instrument, Interest Rate, Stated Percentage					9.00%			9.00%			9.00%
Series C [Member] | Vantage at Judson [Member]
Available-for-sale Securities, at Par Value		$ 6,000,000							$ 6,000,000				$ 6,000,000
Series C [Member] | Avistar Portolio-2 [Member]
Available-for-sale Security, Maturity Date at a point in time						Sep. 01, 2050					Sep. 01, 2050
Available-for-sale Securities, at Par Value						$ 831,000					$ 831,000
Debt Instrument, Interest Rate, Stated Percentage						9.00%					9.00%
Series D [Member] | Vantage at Harlingen [Member]
Available-for-sale Security, Maturity Date at a point in time											Oct. 01, 2053
Available-for-sale Securities, at Par Value											$ 1,283,000
Debt Instrument, Interest Rate, Stated Percentage											9.00%
Series D [Member] | Vantage at Judson [Member]
Available-for-sale Securities, at Par Value													$ 934,000
CALIFORNIA
Percentage of Available for Sale Securities by Location		18.00%							18.00%		27.00%
San Antonio, Texas [Member]
Percentage of Available for Sale Securities by Location		38.00%							38.00%		35.00%
San Diego, California [Member]
Percentage of Available for Sale Securities by Location		10.00%							10.00%
General Partner [Member] | Autumn Pines [Member]
Reclassification of Tier II Income						$ 218,000
General Partner [Member] | Lost Creek [Member]
Reclassification of Tier II Income				709,000
Limited Partner [Member] | Autumn Pines [Member]
Reclassification of Tier II Income						650,000
Limited Partner [Member] | Lost Creek [Member]
Reclassification of Tier II Income				$ 2,100,000
TOB Facility-1 [Member] | Trading Securities [Member]
Available-for-sale Security, Maturity Date at a point in time											Jul. 01, 2014
Debt financing						$ 9,800,000		$ 9,800,000			$ 9,770,000

[1]	(3) Bonds owned by ATAX TEBS II, LLC, Note 11
[2]	Bond held by Deutsche Bank in a secured financing transaction, Note 11
[3]	Bonds owned by ATAX TEBS I, LLC, Note 11